Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Aug. 29, 2013
Document Creation Date	dei_DocumentCreationDate	Aug. 29, 2013